UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6474

Dreyfus Growth and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/2012

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Growth And Income Fund, Inc.
July 31, 2012 (Unaudited)

Common Stocks--99.0%	Shares	Value ($)
Automobiles & Components--1.2%
Delphi Automotive	77,190	2,191,424
Johnson Controls	162,530	4,006,364
		6,197,788
Banks--4.7%
Comerica	148,540	4,487,393
Fifth Third Bancorp	269,370	3,722,693
U.S. Bancorp	210,990	7,068,165
Wells Fargo & Co.	258,270	8,732,109
		24,010,360
Capital Goods--7.6%
Caterpillar	59,020	4,970,074
Danaher	80,440	4,248,036
Eaton	175,100a	7,676,384
Fluor	68,020	3,372,432
General Electric	489,140	10,149,655
Honeywell International	65,760	3,817,368
Precision Castparts	22,140	3,444,098
Stanley Black & Decker	20,800	1,391,312
		39,069,359
Commercial & Professional Services--.6%
Pitney Bowes	221,516a	2,959,454
Consumer Durables & Apparel--2.3%
Newell Rubbermaid	397,210	7,010,756
PVH	27,220	2,162,085
Under Armour, Cl. A	50,540a,b	2,751,398
		11,924,239
Consumer Services--2.5%
Carnival	134,740	4,484,147
International Game Technology	94,380	1,068,382
Regal Entertainment Group, Cl. A	179,290a	2,477,788
Royal Caribbean Cruises	69,270	1,730,365
Starbucks	63,390	2,870,299
		12,630,981
Diversified Financials--7.2%
Ameriprise Financial	46,080	2,383,258
Capital One Financial	96,110	5,429,254
Discover Financial Services	84,580	3,041,497
Franklin Resources	12,950	1,488,602

Goldman Sachs Group	18,323	1,848,791
IntercontinentalExchange	10,190b	1,337,132
JPMorgan Chase & Co.	300,115	10,804,140
Moody's	194,560	7,885,517
T. Rowe Price Group	31,140	1,891,755
TD Ameritrade Holding	63,840	1,016,333
		37,126,279
Energy--8.2%
BP, ADR	54,890	2,190,111
EOG Resources	43,590	4,272,256
Exxon Mobil	115,820	10,058,967
National Oilwell Varco	30,450	2,201,535
Occidental Petroleum	110,050	9,577,651
Schlumberger	127,828	9,109,023
Valero Energy	172,800	4,752,000
		42,161,543
Food & Staples Retailing--1.9%
Wal-Mart Stores	78,630	5,852,431
Whole Foods Market	44,670	4,099,813
		9,952,244
Food, Beverage & Tobacco--7.0%
Coca-Cola Enterprises	166,610	4,885,005
ConAgra Foods	118,020	2,913,914
Dr. Pepper Snapple Group	28,290	1,289,458
Kraft Foods, Cl. A	92,830	3,686,279
PepsiCo	201,798	14,676,769
Philip Morris International	94,160	8,609,990
		36,061,415
Health Care Equipment & Services--3.1%
Baxter International	64,030	3,746,395
Cerner	27,670b	2,045,366
McKesson	69,400	6,296,662
St. Jude Medical	51,690	1,931,138
WellCare Health Plans	32,660b	2,117,021
		16,136,582
Household & Personal Products--.8%
Energizer Holdings	55,440	4,311,569
Insurance--2.5%
Arthur J. Gallagher & Co.	121,360	4,305,853
Marsh & McLennan	95,080	3,157,607
MetLife	137,770	4,239,183
Travelers	20,660	1,294,349
		12,996,992
Materials--4.6%
Dow Chemical	113,550	3,267,969

Eastman Chemical	91,950	4,807,146
Freeport-McMoRan Copper & Gold	33,254	1,119,662
LyondellBasell Industries, Cl. A	57,310	2,552,014
Martin Marietta Materials	19,150a	1,438,931
Monsanto	55,600	4,760,472
Packaging Corp. of America	73,980	2,277,844
PPG Industries	31,960	3,498,342
		23,722,380
Media--5.8%
News, Cl. A	366,060	8,426,701
Omnicom Group	140,150	7,032,727
Time Warner	102,879	4,024,626
Viacom, Cl. B	129,500	6,048,945
Walt Disney	90,230	4,433,902
		29,966,901
Pharmaceuticals, Biotech & Life Sciences--9.5%
Agilent Technologies	40,400	1,546,916
Alexion Pharmaceuticals	19,050b	1,997,393
Allergan	29,760	2,442,403
Biogen Idec	20,970b	3,058,055
Bristol-Myers Squibb	94,250	3,355,300
Gilead Sciences	68,990b	3,748,227
Johnson & Johnson	62,318	4,313,652
Merck & Co.	224,960	9,936,483
Perrigo	18,430	2,101,389
Pfizer	500,910	12,041,876
Vertex Pharmaceuticals	29,080b	1,410,671
Watson Pharmaceuticals	36,540b	2,843,908
		48,796,273
Retailing--5.2%
Amazon.com	22,740b	5,305,242
Dick's Sporting Goods	37,010	1,817,931
Dollar General	38,160b	1,946,542
Home Depot	85,800	4,477,044
Limited Brands	40,610	1,931,006
Macy's	97,070	3,478,989
Nordstrom	36,620	1,982,607
Priceline.com	5,320b	3,520,457
Ross Stores	33,900	2,252,316
		26,712,134
Semiconductors & Semiconductor Equipment--3.3%
Analog Devices	92,930	3,631,704
Broadcom, Cl. A	72,390b	2,452,573
Skyworks Solutions	54,100b	1,565,113
Texas Instruments	269,310	7,336,004

Xilinx	58,740	1,903,176
		16,888,570
Software & Services--8.5%
Accenture, Cl. A	32,870	1,982,061
Citrix Systems	34,090b	2,477,661
Google, Cl. A	13,006b	8,232,408
Intuit	53,830	3,123,217
LinkedIn, Cl. A	22,970b	2,357,871
MasterCard, Cl. A	9,100	3,972,787
Oracle	339,530	10,253,806
Paychex	111,700	3,651,473
Red Hat	55,450b	2,975,447
Salesforce.com	14,880b	1,850,477
Teradata	19,790b	1,338,200
VMware, Cl. A	17,420b	1,581,039
		43,796,447
Technology Hardware & Equipment--8.8%
Apple	37,735b	23,047,029
Cisco Systems	291,090	4,642,886
EMC	102,690b	2,691,505
F5 Networks	7,090b	662,064
QUALCOMM	234,750	14,009,880
		45,053,364
Telecommunication Services--2.0%
Vodafone Group, ADR	190,660	5,481,475
Windstream	487,219a	4,852,701
		10,334,176
Transportation--1.7%
FedEx	38,870	3,509,961
Union Pacific	44,800	5,492,928
		9,002,889
Total Common Stocks
(cost $457,157,562)		509,811,939

Preferred Stocks--.5%
Banks
Citigroup,
Conv., Cum. $7.50
(cost $2,359,966)	27,900	2,394,936

Other Investment--.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,025,137)	4,025,137[c]	4,025,137

Investment of Cash Collateral for
Securities Loaned--3.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $19,568,449)	19,568,449[c]	19,568,449
Total Investments (cost $483,111,114)	104.1%	535,800,461
Liabilities, Less Cash and Receivables	(4.1%)	(21,231,776)
Net Assets	100.0%	514,568,685

ADR - American Depository Receipts

a	Security, or portion thereof, on loan. At July 31, 2012, the value of the fund's securities on loan was $19,096,085 and the value of the collateral held by the fund was $19,568,449.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At July 31, 2012, net unrealized appreciation on investments was $52,689,347 of which $71,685,761 related to appreciated investment securities and $18,996,414 related to depreciated investment securities. At July 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	9.5
Technology Hardware & Equipment	8.8
Software & Services	8.5
Energy	8.2
Capital Goods	7.6
Diversified Financials	7.2
Food, Beverage & Tobacco	7.0
Media	5.8
Banks	5.2
Retailing	5.2
Materials	4.6
Money Market Investments	4.6
Semiconductors & Semiconductor Equipment	3.3
Health Care Equipment & Services	3.1
Consumer Services	2.5
Insurance	2.5
Consumer Durables & Apparel	2.3
Telecommunication Services	2.0
Food & Staples Retailing	1.9
Transportation	1.7
Automobiles & Components	1.2
Household & Personal Products	.8
Commercial & Professional Services	.6
104.1
† Based on net assets.

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	504,535,289	-	-	504,535,289
Equity Securities - Foreign+	7,671,586	-	-	7,671,586
Mutual Funds	23,593,586	-	-	23,593,586
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth and Income Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 26, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	September 26, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)